Balance Sheet Disclosures (Details 2) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Intangible assets
Goodwill	$ 9,996,005	$ 3,993,730
Customer relationships	113,730	113,730
Trade names	86,000	86,000
Favorable leases	307,000	307,000
Intangible assets before impairment gross	10,502,735	4,500,460
Less impairment	(4,100,000)	(4,100,000)
Intangible assets gross		506,730
Less amortization	(181,487)	(55,176)
Intangible assets total	$ 6,221,248	$ 345,284